[Invesco Letterhead]

February 15, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)
CIK No. 0000826644

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for the Invesco Oppenheimer Global Multi-Asset Income Fund, as filed pursuant to Rule 497(c) under the 1933 Act on February 11, 2019 (Accession Number: 0001193125-19-032569).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson
Assistant General Counsel

cc:	Jaea Hahn